Inventory, net (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Reserves
Inventory, net of reserves, consisted of the following amounts (in thousands):

	December 31,
	2017	2016
Parts and supplies	$79,803	$104,897
Work in progress	21,853	32,136
Finished goods	6,253	20,452
Inventory, net	$107,909	$157,485